PRINCIPAL ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2024
PRINCIPAL ACCOUNTING POLICIES
PRINCIPAL ACCOUNTING POLICIES

2.   PRINCIPAL ACCOUNTING POLICIES

2.1 Basis of presentation

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for the years presented.

2.2 Basis of consolidation

The financial statements include the financial statements of the Company, its subsidiaries, VIE and VIE’s subsidiaries in which it has a controlling financial interest. The results of the subsidiaries, VIE and VIE’s subsidiaries are consolidated from the date on which the Company obtained control and continue to be consolidated until the date that such control ceases. All intercompany balances and transactions between the Group, its subsidiaries, VIE and VIE’s subsidiaries have been eliminated upon consolidation.

2.   PRINCIPAL ACCOUNTING POLICIES - continued

2.2 Basis of consolidation - continued

VIE Arrangements

In order to comply with the PRC laws and regulations which prohibit or restrict foreign control of companies involved in provision of internet content and other restricted businesses, the Group operates its websites and other restricted businesses in the PRC through Shanghai Qusheng and its wholly-owned subsidiaries, whose equity interests are held by certain individuals or entities (“Nominee Shareholders”). The Group obtained control over the VIE and VIE’s subsidiaries by entering into a series of contractual arrangements amongst Dada Glory, VIE and its Nominee Shareholders. The contractual agreements were originally signed in November 2014 and further amended on December 28, 2022 and November 16, 2023, primary for change of Nominee Shareholders. As of November 16, 2023, Dada Glory had 50% direct ownership of Shanghai Qusheng, and the remaining 50% ownership was held by the Nominee Shareholder. The following is a summary of the agreements which allow Dada Glory to exercise effective control over Shanghai Qusheng.

Exclusive Business Cooperation Agreement

Pursuant to the exclusive business cooperation agreement between Dada Glory and the VIE, Dada Glory has the exclusive right to provide the VIE with complete business support and technical and consulting services, including but not limited to technical services, network support, business consultations, intellectual property licenses, equipment or leasing, marketing consultancy, system integration, product research and development, and system maintenance. Without Dada Glory’s prior written consent, the VIE may not accept any consultations and/or services regarding the matters contemplated by this agreement provided by any third party during the term of the agreement. The VIE agrees to pay Dada Glory service fees at an amount equals to 100% of the net income generated by the VIE, which should be paid on a monthly basis. However, no such service fees have been paid during the periods as the VIE has been in accumulated loss position. Dada Glory has the exclusive ownership of all the intellectual property rights created as a result of the performance of the exclusive business cooperation agreement. To guarantee the VIE’s performance of its obligations thereunder, Nominee Shareholder of the VIE have pledged all of their equity interests in the VIE to Dada Glory pursuant to the share pledge agreement. The exclusive business cooperation agreement has an initial term of 10 years and shall be extended if confirmed in writing by Dada Glory prior to the expiration. The extended term shall be determined by Dada Glory, and the VIE shall accept such extended term unconditionally.

Exclusive Option Agreements

Pursuant to the exclusive option agreements, Nominee Shareholder of the VIE has irrevocably granted Dada Glory, or any person designated by Dada Glory, an exclusive option to purchase all or part of its equity interests in the VIE. Dada Glory may exercise such options at a price equal to the lowest price as permitted by applicable PRC laws at the time of transfer of equity. The VIE and Nominee Shareholder of the VIE covenant that, without Dada Glory’s prior written consent, they will not, among other things, (i) supplement, change or amend the VIE’s articles of association and bylaws, (ii) increase or decrease the VIE’s registered capital or change its structure of registered capital, (iii) create any pledge or encumbrance on their equity interests in the VIE, other than those created under the equity interest pledge agreement, (iv) sell, transfer, mortgage, or dispose of their legal or beneficial interests in and any assets of the VIE and any legal or beneficial interests, (v) enter into any material contract by the VIE, except in the ordinary course of business, or (vi) merge or consolidate the VIE with any other entity. The exclusive option agreement has an initial term of ten years, and at the end of the initial term shall be renewed for a further term as specified by Dada Glory or terminated by Dada Glory in its sole discretion.

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2.2 Basis of consolidation - continued

VIE Arrangements - continued

Share Pledge Agreements

Pursuant to the share pledge agreements, Nominee Shareholder of the VIE has pledged the security interest in their respective equity interests in the VIE, representing 50% equity interests in the VIE in aggregate to Dada Glory, to guarantee performance by Nominee Shareholder of their obligations under the powers of attorney, the exclusive business cooperation agreement and the exclusive option agreement, as well as the performance by the VIE of its obligations under the exclusive business cooperation agreement and the exclusive option agreement. In the event of a breach by the VIE or any of its shareholders of contractual obligations under these contractual arrangements, Dada Glory, as pledgee, will have the right to take possession of and dispose of the pledged equity interests in the VIE and will have priority in receiving the proceeds from such disposal. Nominee Shareholder of the VIE also covenant that, without the prior written consent of Dada Glory, they shall not transfer or agree to other’s transfer of the pledged equity interests, create or allow any new pledge or any other encumbrance on the pledged equity interests. The equity interest pledge agreement will remain effective until the contractual obligations are fully fulfilled and terminated. During the equity pledge period, Dada Glory is entitled to all dividends and other distributions generated by the VIE.

Powers of Attorney

Pursuant to the power of attorney, each of Nominee Shareholder of the VIE has executed a power of attorney to irrevocably authorize Dada Glory, or any person designated by Dada Glory, to act as its attorney-in-fact to exercise all of its rights as a shareholder of the VIE, including, but not limited to, (i) the right to propose, convene and attend shareholders’ meetings, (ii) vote on any resolution on behalf of the shareholders that require the shareholders to vote under PRC law and the VIE’s articles of association, such as the sale, transfer, pledge and disposal of all or part of a shareholder’s equity interest in the VIE, and designate and appoint the VIE’s legal representative, director, supervisor, chief executive officer and other senior management members on behalf of the shareholders. The powers of attorney will remain effective until such shareholder ceases to be a shareholder of the VIE or otherwise instructed by Dada Glory.

U.S. GAAP provides guidance on the identification of VIE and financial reporting for entities over which control is achieved through means other than voting interests. The Group evaluates each of its interests in an entity to determine whether or not the investee is a VIE and, if so, whether the Group is the primary beneficiary of such VIE. In determining whether the Group is the primary beneficiary, the Group considers if the Group (1) has power to direct the activities that most significantly affect the economic performance of the VIE, and (2) receives the economic benefits of the VIE that could be significant to the VIE. If deemed the primary beneficiary, the Group consolidates the VIE.

The irrevocable powers of attorney described above have conveyed all shareholder rights held by the VIE’s shareholders to Dada Glory, including the right to appoint board members who nominate the general managers of the VIE to conduct day-to-day management of the VIE’s businesses, and to approve significant transactions of the VIE. The exclusive option agreements provide Dada Glory with a substantive kick-out right of the VIE shareholders through an exclusive option to purchase all or any part of the shareholders’ equity interest in the VIE at the lowest price permitted under the PRC laws then in effect. In addition, through the exclusive business cooperation agreement, Dada Glory has established the right to receive benefits from the VIE that could potentially be significant to the VIE, and through the share pledge agreement, Dada Glory has, in substance, an obligation to absorb losses of the VIE that could potentially be significant to the VIE. As these contractual arrangements allow the Group to effectively control the VIE and to derive substantially all of the economic benefits from it, the Group has consolidated the VIE.

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2.2 Basis of consolidation - continued

VIE Arrangements - continued

Risks in relation to the VIE structure

The Company believes that the contractual arrangements amongst Dada Glory, Shanghai Qusheng and their respective shareholders are in compliance with PRC law and are legally enforceable. The Nominee Shareholder of Shanghai Qusheng are also shareholders of the Company and therefore have no current interest in seeking to act contrary to the contractual arrangements. However, Shanghai Qusheng and its Nominee Shareholder may fail to take certain actions required for the Company’s business or to follow the Company’s instructions despite their contractual obligations to do so. Furthermore, if Shanghai Qusheng or its Nominee Shareholder do not act in the best interests of the Company under the contractual arrangements and any dispute relating to these contractual arrangements remains unresolved, the Company will have to enforce its rights under these contractual arrangements through the operations of PRC law and courts and therefore will be subject to uncertainties in the PRC legal system. All of these contractual arrangements are governed by PRC law and provided for the resolution of disputes through arbitration in the PRC. Accordingly, these contracts would be interpreted in accordance with PRC law and any disputes would be resolved in accordance with PRC legal procedures. As a result, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements, which may make it difficult to exert effective control over Shanghai Qusheng, and its ability to conduct the Company’s business may be adversely affected.

The VIE contributed not larger than 0.2% of the Group’s consolidated net revenues for the years ended December 31, 2022, 2023 and 2024, respectively. The VIE accounted for not larger than 1.0% of the consolidated total assets and the consolidated total liabilities as of December 31, 2023 and 2024, respectively.

There are no terms in any arrangements, other than the capital contribution for the 50% interests directly held by Dada Glory, considering both explicit arrangements and implicit variable interests that require the Group or its subsidiaries to provide financial support to the VIE. However, if the VIE was ever to need financial support, the Group or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to its VIE through loans to the shareholders of the VIE or entrustment loans to the VIE.

The Group believes that there are no assets held in the consolidated VIE that can be used only to settle obligations of the VIE, except for paid-in capital, additional paid-in capital (“APIC”) and the PRC statutory reserves. As the consolidated VIE is incorporated as a limited liability company under the PRC Company Law, creditors of the VIE do not have recourse to the general credit of the Group for any of the liabilities of the consolidated VIE.

Relevant PRC laws and regulations restrict the VIE from transferring a portion of their net assets, equivalent to the balance of their paid-in capital, APIC and PRC statutory reserve, to the Group in the form of loans and advances or cash dividends.

2.3 Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, the Group’s management reviews these estimates based on information that is currently available. Changes in facts and circumstances may cause the Group to revise its estimates. Significant accounting estimates reflected in the Group’s consolidated financial statements mainly include allowance for credit losses, assumptions used to measure the impairment loss of goodwill, property and equipment and intangible assets, and realization of deferred tax assets.

2.4 Functional currency and foreign currency translation

The Group’s reporting currency is Renminbi (“RMB”). The functional currency of the Company is U.S. dollars (“US$”). The Group’s subsidiaries and consolidated VIEs determined their functional currencies based on the criteria of ASC Topic 830, Foreign Currency Matters.

2.   PRINCIPAL ACCOUNTING POLICIES - continued

2.4 Functional currency and foreign currency translation - continued

Transactions denominated in currencies other than functional currency are translated into functional currency at the exchange rates quoted by authoritative banks prevailing at the dates of the transactions. Exchange gains and losses resulting from those foreign currency transactions denominated in a currency other than the functional currency are recorded as a component of others, net in the consolidated statements of operations and comprehensive income/(loss).

The consolidated financial statements of the Group are translated from the functional currency into RMB. Assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates at the balance sheet date. Equity accounts other than earnings generated in current year are translated into RMB at the appropriate historical rates. Revenues, expenses, gains and losses are translated into RMB using the periodic average exchange rates. The resulting foreign currency translation adjustments are recorded in accumulated other comprehensive income/(loss) as a component of shareholders’ equity.

2.5 Convenience translation

The Group’s business is primarily conducted in China and almost all of its revenues are denominated in RMB. However, periodic reports made to shareholders will include current period amounts translated into US$ using the then current exchange rates, for the convenience of the readers. Translations of balances in the consolidated balance sheets, consolidated statements of operations and comprehensive loss and consolidated statements of cash flows from RMB into US$ as of and for the year ended December 31, 2024 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB7.2993, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2024. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2024, or at any other rate.

2.6 Cash and cash equivalents

Cash and cash equivalents primarily consist of cash on hand and cash in bank which is highly liquid and unrestricted as to withdrawal and use.

2.7 Restricted cash

The Group’s restricted cash mainly represents cash received and reserved in bank supervised accounts for payments to retailers on the on-demand retail platform or payments to riders and drivers on the on-demand delivery platform.

2.8 Short-term investments

Short-term investments include (i) wealth management products with variable interest rates and will mature within one year; (ii) time deposits with original maturities longer than three months but less than one year. The Group elects the fair value option to record investments in wealth management products with variable interest rates and deposits indexed to foreign exchange with maturities less than one year at fair value in accordance with ASC 825 Financial Instruments.Changes in the fair value are reflected in the consolidated statements of operations and comprehensive loss. The gains recognized from wealth management products are RMB19,865, RMB25,760 and RMB2,901 for the years ended December 31, 2022, 2023 and 2024, respectively.

Starting from 2023, the Company presents on a net basis of its investing cash flows related to purchase/disposal of short-term investments with original maturities less than three months and its financing cash flows related to proceeds/repayment of short-term loans within three months that qualify for net reporting under U.S. GAAP. Prior years’ disclosures have been revised to relevant amounts to conform to the current years’ presentation.

2.   PRINCIPAL ACCOUNTING POLICIES - continued

2.9 Accounts receivable, net

Accounts receivable mainly consists of amount due from the Group’s customers, which is recorded net of allowance for credit losses. The Group has developed a current expected credit loss (“CECL”) model based on historical experience, the age of the accounts receivable balances, credit quality of its customers, current economic conditions, and other factors that may affect its ability to collect from customers. Allowance of RMB42,907 and RMB73,642 was recognized for accounts receivable as of December 31, 2023 and 2024, respectively. Provision for credit losses of RMB10,651, RMB42,354 and RMB30,871 was recorded for the years ended December 31, 2022, 2023 and 2024, respectively.

2.10 Inventories

Inventories, consisting of products available for sale, are stated at the lower of cost or net realizable value. Cost of inventory is determined using the weighted average cost method. Adjustments are recorded to write down the cost of inventory to the estimated net realizable value due to slow-moving merchandise and damaged goods, which is determined based upon factors such as historical and forecasted consumer demand, and promotional environment.

2.11 Property and equipment, net

Property and equipment is stated at cost less accumulated depreciation and impairment. Property and equipment is depreciated at rates sufficient to write off its costs less impairment and residual value, if any, over the estimated useful lives on a straight-line basis. The estimated useful lives are as follows:

Category	Estimated useful lives
Computer equipment	3-4 years
Office facilities	3-5 years
Vehicles	5 years
Software	3-5 years
Leasehold improvement	Over the shorter of the expected useful life or the lease term

Repairs and maintenance costs are charged to operating expenses as incurred, whereas the costs of renewals and betterment that extends the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the costs, accumulated depreciation and impairment with any resulting gain or loss recognized in the other operating income or expenses of consolidated statements of operations and comprehensive loss.

2.12 Intangible assets, net

Intangible assets purchased are measured at cost. The Group’s intangible assets primarily comprise of business cooperation agreement (“BCA”), non-compete commitment (“NCC”), technology, trademark and domain name arising from the Group’s acquisition of JDDJ business from JD.com, Inc. (“JD”) in 2016 and BCA arising from JD Investments (as defined below in note 9) in 2022 and 2023, respectively, which were recognized at fair value based on a valuation upon acquisition. Following the initial recognition, intangible assets are carried at cost less any accumulated amortization and any accumulated impairment losses. The identifiable intangible assets acquired are amortized on a straight-line basis over the respective useful lives as follows:

Category	Amortization years
BCA	3-10
NCC	7
Technology	3.7
Trademark and domain name	9-9.7

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2.13 Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired as a result of the Group’s acquisition of JDDJ business from JD occurred in 2016. Goodwill is not amortized but is reviewed at least annually for impairment or earlier, if any indication of impairment exists.

In evaluation of goodwill impairment, the Group performs a qualitative assessment to determine if it is more likely than not that the fair value of a reporting unit is less than its carrying amount. Based on the qualitative assessment, if it is more likely than not that the fair value of a reporting unit is less than the carrying amount, the Group compares the fair value of the reporting unit with its carrying amount, including goodwill. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess, limited to the total amount of goodwill allocated to that reporting unit.

As of December 31, 2023, considering the duration and severity of the decline in Dada’s market capitalization, the Group assessed that it was more likely than not that the fair value of the Group was less than its carrying amount and performed quantitative impairment test and recognized an impairment charge of RMB957,605. The fair value of the Group was determined based on the discounted cash flow analysis using the significant assumptions including internal cash flows forecasts, a long-term future growth rate, and a discount rate.

2.14 Fair value measurement

Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it transacts and considers assumptions that market participants use when pricing the asset or liability.

The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The hierarchy is as follows:

Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Observable, market-based inputs, other than quoted prices, in active markets for identical assets or liabilities.

Level 3: Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The fair value guidance describes three main approaches to measure the fair value of assets and liabilities: (1) market approach, (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities.

The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates.

2.   PRINCIPAL ACCOUNTING POLICIES – continued

2.15 Revenue recognition

The Group derives its revenues principally from (1) providing on-demand retail platform services and fulfillment services to retailers and online advertising and marketing services to its customers (e.g. brand owners or their agents) on JD NOW platform, including portals on the JD mobile app, JDDJ app, etc., and (2) providing on-demand delivery services to merchants and individual senders on Dada NOW platform. Revenue is stated net of value added tax, discounts and return allowances.

JD NOW

The Group provides on-demand retail platform services on JD NOW platform. The service revenues primarily consist of commission fees charged to retailers for participating in the Group’s online marketplace, where the Group acts as an agent and its performance obligation is to facilitate the retailers’ online sales of their goods and services through JD NOW. The Group is not primarily obligated to the consumers, does not take inventory risk, and does not have latitude over pricing of the merchandise. Upon successful sales, the Group charges the retailer a fixed rate or amount commission fee based on the sales amount. Commission fee revenues are recognized on a net basis at the point of delivery of merchandise. The Group also fulfills the delivery needs of certain retailers on JD NOW by utilizing the Group’s network of registered riders on Dada NOW. The Group has determined that it acts as the principal in these fulfillment transactions as the Group is primarily responsible for the delivery of merchandise for these retailers on JD NOW and has the ability to control the related fulfillment services. Fulfillment services revenues on JD NOW are recognized on a gross basis at a pre-determined amount for each completed delivery, with the amounts payable to the riders recorded in operations and support costs. These revenues are recognized at the point of delivery of merchandise.

The Group also provides online advertising and marketing services to its customers (e.g. brand owners or their agents) on JD NOW platform. Revenue is recognized when service is rendered. The Group did not enter into material advertising-for-advertising barter transactions for the periods presented.

Other services provided by the Group primarily comprise packaging services provided to retailers on JD NOW. Revenue is recognized when service is rendered at the point in time.

Dada NOW

The Group provides both intra-city delivery services and last-mile delivery services. The intra-city delivery services enable merchants and individual senders to have their parcels delivered quickly on an on-demand basis. The last-mile delivery services enable customers (e.g. merchants, logistic companies, etc.) to deliver parcels from the merchant’s delivery station to a final destination on an on-demand basis.

The Group fulfills the delivery needs for customers on Dada NOW by utilizing the Group’s network of registered riders on Dada NOW. Under this type of services, the Group enters into agreements with customers, which enforce the Group’s acceptance of all the related delivery requests at the prices stipulated in the agreements. The Group has determined that it acts as the principal in these transactions as the Group is primarily responsible for the delivery of merchandise and has the ability to control the related services. The Group has the ability to control the services provided by riders as it is responsible for identifying and directing riders that meet the quality criteria stipulated in the agreements to complete the deliveries requested by customers. Additionally, the Group has ultimate control over the amounts charged to the customers. Although in this type of services, the riders still have the ability to accept, decline or disregard a delivery assignment, it is the Group’s responsibility to find a replacement and complete the delivery timely. Revenues resulting from these services are recognized on a gross basis at a pre-determined amount for each completed delivery, with the amounts paid to the riders recorded in operations and support costs. These revenues are recognized at the point of delivery of merchandise. Delivery services for which the Group acts as a principal are mainly from intra-city delivery services.

2.    PRINCIPAL ACCOUNTING POLICIES – continued

2.15 Revenue recognition – continued

Dada NOW – continued

In addition, the Group arranges for on-demand delivery services to be provided through Dada NOW platform where it assists its customer in finding a rider to complete a delivery requested by the customer. The Group concludes that it acts as an agent in these transactions as it is not responsible for fulfilling the promise to provide the delivery services, nor does the Group have the ability to control the related services. The Group does not have the ability to control the services provided by riders due to the following: (i) the Group does not pre-purchase or otherwise obtain control of the riders’ services prior to their transfer to the customers; (ii) the Group does not guarantee an order could be taken by a rider; (iii) the Group cannot direct the riders to accept, decline or disregard a transaction request and (iv) the Group’s platform services do not include the delivery services provided to the customers by the riders. The service fee earned by the Group is the difference between the amount paid by the customer based on an upfront quoted fare and the amount earned by the rider based on expected delivery time, distance and other factors, which are both fixed at the time a transaction is entered into with a customer. The Group may record a loss from a transaction when an upfront quoted fare offered to the customer is less than the amount the Group is committed to paying to the rider. The revenue is recognized on a net basis at the point of delivery of merchandise. The loss on this type of transactions is recorded in operations and support costs in the consolidated statements of operations and comprehensive loss, as it is not related to any other current, previous or future transactions with the customer and in substance, is an expense paid to the rider. The losses included in operations and support costs were RMB85,177, RMB53,074 and RMB58,930 for the years ended December 31, 2022, 2023 and 2024, respectively.

The Group operates its own e-commerce business and sells delivery equipment and other merchandise on Dada NOW. Revenue is recognized on a gross basis when the Group is acting as a principal in these transactions, is responsible for fulfilling the promise to provide the specified merchandise and also has pricing discretion. The Group recognizes revenues net of discounts and return allowances when the goods are delivered to the customers.

Incentive programs

Customer incentives

The Group offers various incentive programs to merchants, individual senders and business customers in the form of coupons or volume-based discounts that are recorded as reduction of revenue as the Group does not receive a distinct good or service in consideration.

Rider incentives

The Group offers various incentive programs to riders, primarily in the form of volume-based incentives. The riders are not the Group’s customers as they do not pay for their use of the Group’s platform in any form. Therefore, for transactions where the Group acts as an agent and recognizes revenue on a net basis, the related rider incentives are recorded as a reduction of revenue. The incentive amount in excess of the related revenue is included in operations and support costs. For transactions where the Group acts as a principal and recognizes revenue on a gross basis, the related rider incentives are included in operations and support costs. For the years ended December 31, 2022, 2023 and 2024, incentives to riders recorded in operations and support costs were RMB79,238, RMB41,056 and RMB45,231, respectively.

Consumer incentives

The consumer incentives are offered to promote the Group’s platform or brand owners’ products in the form of promotion coupon on JD NOW, which are valid only during a limited period of time. Incentives that are provided at the Group’s discretion and are not contractually required by brand owners are recognized as operation and support costs. Incentives that are not provided at the Group’s discretion and are contractually required by the brand owners are recorded as a deduction of revenues. As the Group has no performance obligation to consumers, who are not the Group’s customers, consumer incentives offered to promote the Group’s platform are recognized as selling and marketing expenses. For the years ended December 31, 2022, 2023 and 2024, RMB2,782,585, RMB2,548,189 and RMB1,288,835 were recorded as selling and marketing expenses, and RMB1,013,636, RMB1,055,745 and RMB299,624 were recorded as and operation and support costs, respectively.

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2.15 Revenue recognition – continued

Consumer incentives – continued

All the consumer incentives granted can be categorized into (i) incentives granted concurrent with a purchase transaction, and (ii) incentives granted not concurrent with a purchase transaction. When the incentive is granted concurrent with a purchase transaction, expenses or reduction of revenue are accrued, in the most likely amount to be earned, as the related transactions are recorded. Since such incentives are generally earned over a very short period of time, there is limited uncertainty when estimating the expenses to be accrued or variable consideration to be recorded as a reduction of revenue. When the incentive (i.e. a coupon) is granted not concurrent with a purchase transaction, expenses or reduction of revenue are recognized upon the redemption of such incentive.

Disaggregation of revenues

For the years ended December 31, 2022, 2023 and 2024, all of the Group’s revenues were generated in the PRC. Beginning with the year ended December 31, 2024, the Company changed the presentation of disaggregated revenues to better reflect its lines of business. The table below sets forth the disaggregation of revenues for years ended December 31, 2024, with prior period financial results retrospectively recast to conform to current period presentation. The disaggregated revenues by revenue streams were as follows:

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net revenues
JD NOW
Commission fee	1,582,060	1,679,218	1,423,256
Online advertising and marketing services	2,249,158	2,131,150	606,720
Fulfillment services and others	2,378,807	2,681,386	1,828,580
Subtotal	6,210,025	6,491,754	3,858,556
Dada NOW
Intra-city delivery services	2,587,305	3,529,214	5,077,762
Last-mile delivery services	306,262	347,678	524,822
Others	264,003	137,604	202,640
Subtotal	3,157,570	4,014,496	5,805,224
Total	9,367,595	10,506,250	9,663,780

Contract balances

The remaining unsatisfied performance obligation as of December 31, 2022, 2023 and 2024 was immaterial.

Timing of revenue recognition may differ from the timing of invoicing customers. Accounts receivable represents amounts invoiced and revenues recognized prior to invoicing when the Group has satisfied its performance obligation and has the unconditional right to payment.

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2.15 Revenue recognition – continued

Contract balances - continued

The Group receives advance payments from customers pursuant to the agreements with certain customers before the services or products are provided, which is recorded as advance for online advertising and marketing services or goods sale included in the accrued expenses and other current liabilities on the consolidated balance sheets. The opening and closing balances of the Group’s advances from customers are as follows:

Advances from
customers
RMB
Balance as of January 1, 2022	49,515
Increase, net	44,407
Balance as of December 31, 2022	93,922
Increase, net	56,321
Balance as of December 31, 2023	150,243
Decrease, net	(57,793)
Balance as of December 31, 2024	92,450

The opening balances of RMB49,515, RMB93,922 and RMB150,243 were recognized as revenue in the years ended December 31, 2022, 2023 and 2024, respectively.

Practical expedients and exemptions

The Group elects not to disclose the value of unsatisfied performance obligations for contracts with an original expected length of one year or less.

2.16 Operations and support

Operations and support costs primarily consist of (i) riders’ and drivers’ remuneration and incentives to fulfil the Group’s delivery orders and picking orders, (ii) expenses incurred in providing customer and rider care services or the service fee charged by external customer service providers, (iii) expenses charged by outsourced delivery agencies, (iv) expenses incurred in providing online advertising and marketing services, (v) transaction fees charged by third-party payment platform, and (vi) packaging cost as well as other operations and support costs directly attributed to the Group’s principal operations.

2.17 Selling and marketing

Selling and marketing expenses primarily consist of online and offline promotion and coupons to promote the Group’s platforms, advertising and marketing expenses to attract or retain consumers for the Group’s platforms, payroll and related expenses for employees involved in selling and marketing functions, amortization of intangible assets arising from BCA with JD.com, as well as the expenses incurred for facilities and equipment, such as depreciation expenses, rental and others. The advertising and marketing expenses amounted to RMB944,471, RMB753,490 and RMB431,209 for the years ended December 31, 2022, 2023 and 2024, respectively.

2.18 Research and development

Research and development expenses primarily consist of technology infrastructure expenses, payroll and related expenses for employees involved in platform development, share – based compensation, charges for the usage of the server and computer equipment, and editorial content.

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2.19 Other operating expenses

Other operating expenses primarily consist of purchase price of merchandise sold on Dada NOW.

2.20 Leases

As a lessee

The Group leases office space and warehouse facilities in different cities in PRC under non-cancellable operating lease agreements that expire at various dates through July 2028. The Group elected the short-term lease exemption for all contracts with an original lease term of 12 months or less.

Under ASC 842, “Leases”, the Group determines whether an arrangement constitutes a lease and records lease liabilities and right-of-use (“ROU”) assets on its consolidated balance sheets at the lease commencement. The Group measures the operating lease liabilities at the commencement date based on the present value of remaining lease payments over the lease term, which is computed using the Group’s incremental borrowing rate, an estimated rate the Group would be required to pay for a collateralized borrowing equal to the total lease payments over the lease term. The Group measures the operating lease ROU assets based on the corresponding lease liabilities adjusted for payments made to the lessor at or before the commencement date, and initial direct costs it incurs under the lease. The Group begins recognizing operating lease expense based on lease payments on a straight-line basis over the lease term after the lessor makes the underlying asset available to the Group. Some of the Group’s lease contracts include options to extend the leases for an additional period which has to be agreed with the lessors based on mutual negotiation. After considering the factors that create an economic incentive, the Group does not include renewal option periods in the lease term for which it is not reasonably certain to exercise.

For the years ended December 31, 2022, 2023 and 2024, the Group incurred operating lease costs amounting to RMB35,973, RMB22,207 and RMB18,242 respectively, excluding RMB9,031, RMB 10,003 and RMB12,907 for short-term leases not capitalized as ROU assets, respectively.

2.21 Share-based compensation

The Group accounts for share options and restricted share units granted to employees, directors, and consultants under ASC 718, “Stock Compensation”. In accordance with the standards, the Group determines whether a share-based compensation should be classified and accounted for as a liability award or an equity award.

Options and restricted share units granted to employees and non-employees, including directors, vest upon satisfaction of a service condition, which is generally satisfied over two to four years, and are measured at fair value as of the grant date. The Company elects to recognize forfeitures when they occur.

According to ASC 718, a change in any of the terms or conditions of equity-based awards shall be accounted for as a modification of the award. Therefore, the Group calculates incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified. For vested options, the Group would recognize incremental compensation cost on the date of modification and for nonvested options, the Group would recognize, prospectively and over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award.

2.22 Loss per share

Basic loss per share is computed by dividing net loss available to ordinary shareholders by the weighted average number of ordinary shares outstanding during the periods presented.

2.   PRINCIPAL ACCOUNTING POLICIES – continued

2.22 Loss per share – continued

Diluted loss per ordinary share reflects the potential dilution that could occur if securities were exercised or converted into ordinary shares. The Group had share options and restricted share units, which could potentially dilute basic earnings per share in the future. To calculate the number of shares for diluted loss per share the effect of the share options and restricted share units are computed using the treasury stock method.

2.23 Government grants

Government grants are primarily referred to the amounts received from various levels of local governments from time to time which are granted for general corporate purposes and to support the Group’s ongoing operations in the region. The grants are determined at the discretion of the relevant government authorities and there are no restrictions on their use. The government grants are recorded as other operating income in the period the cash is received.

2.24 Taxation

Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the financial statements, net operating loss carry forwards and credits. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided in accordance with the laws of the relevant taxing authorities. Deferred tax assets and liabilities are measured using enacted rates expected to apply to taxable income in which temporary differences are expected to be received or settled. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in the consolidated statements of operations and comprehensive loss in the period of the enactment of the change.

2.25 Segment reporting

The Group uses management approach to determine operating segment. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker (“CODM”) for making decisions in allocation of resource and assessing performance.

The Group operates and manages its business as a single operating and reportable segment. The Group’s CODM has been identified as Chairman of the Board of the Group who reviews the consolidated net loss when making decisions about allocating resources and assessing performance of the Group. Significant segment expenses are operations and support, selling and marketing, general and administrative and research and development. The difference between net revenues less the significant segment expenses and consolidated net loss are the other segment items as disclosed in the consolidated statements of operations and comprehensive loss.

The Group’s long-lived assets are all located in the PRC and all of the Group’s revenues are derived from the PRC. Therefore, no geographic information is presented.

2.26 Comprehensive loss

Comprehensive loss is defined as the change in equity of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Comprehensive loss is reported in the consolidated statements of operations and comprehensive loss. Accumulated other comprehensive income as presented in the accompanying consolidated balance sheets, represents accumulated foreign currency translation adjustments.

2.27 Recent accounting pronouncements

Recently adopted accounting pronouncements

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). ASU 2023-07 intends to improve reportable segment disclosure requirements, enhance interim disclosure requirements and provide new segment disclosure requirements for entities with a single reportable segment. The Group adopted this guidance on January 1, 2024 and it did not have material impact on the Group’s consolidated financial statements.

2.   PRINCIPAL ACCOUNTING POLICIES – continued

2.27 Recent accounting pronouncements - continued

Recently issued accounting pronouncements not yet adopted

In December 2023, the FASB issued ASU No. 2023-09, Improvements to Income Tax Disclosures (Topic 740). The ASU requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. The ASU is effective on a prospective basis for annual periods beginning after December 15, 2024. Early adoption is also permitted for annual financial statements that have not yet been issued or made available for issuance. The Group has evaluated this ASU and expects to add additional disclosures to the consolidated financial statements, once adopted.

In November 2024, the FASB issued ASU No.2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40). The amendments in this update intend to improve the disclosures about a public business entity’s expenses and address requests from investors for more detailed information about the types of expenses (including purchases of inventory, employee compensation, depreciation, amortization, and depletion) in commonly presented expense captions (such as cost of sales, selling, general and administrative expenses, and research and development). ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and interim periods beginning after December 15, 2027. The Group is currently evaluating the impact from the adoption of this ASU on its consolidated financial statements.